Credit Facilities - Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Current portion	$ 718	$ 724
Long-term portion	3,054	3,528
Total lease liabilities	$ 3,772	$ 4,252